Debt - brazil (Details) € in Millions, BRL in Billions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 BRL	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 17,971		€ 24,048
Undrawn borrowing facilities	7,600		6,200
Brazil Loans
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 3,200		4,000
Long-term Brazil Credit Facilities | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings maturity term	1 year
Long-term Brazil Credit Facilities | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings maturity term	2 years
Subsidized Brazil Loans
Disclosure of detailed information about borrowings [line items]
Debt and Other	€ 2,100		2,600
Subsidized Brazil Loans, Construction Of Plant In Pernambuco
Disclosure of detailed information about borrowings [line items]
Debt and Other	1,600		1,300
Maximum amount available under credit facility	1,600	BRL 6.5
Undrawn borrowing facilities	€ 100		€ 300